Pension obligations - Funded status (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [line items]
Funded status	$ 0	$ (3,652)	$ (3,543)
Present value of obligation
Disclosure of defined benefit plans [line items]
Funded status	(12,446)	(14,919)	(11,809)
Fair value of plan assets
Disclosure of defined benefit plans [line items]
Funded status	$ (12,446)	$ (11,267)	$ (8,266)